Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
	December 31,
	2025	2024
	US$’000	US$’000

Raw materials	71	76
Work in progress	82	58
Finished goods	191	366
	344	500

ZHEJIANG TIANLAN [Member]
Inventories
	December 31,
	2025	2024
	RMB’000	RMB’000

Raw materials	369	676
Finished goods	3,929	4,032
	4,298	4,708